INVENTORIES (Schedule of inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [Abstract]
Raw materials and consumables	$ 10,032	$ 10,053
Work-in-progress	4,989	4,498
Finished goods	4,353	5,382
Total inventories	$ 19,374	$ 19,933